Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Secured guaranteed notes	$ 9,278,761	$ 36,366,370
NSGUARD Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Secured guaranteed notes	54,851	58,702
Banker’s letter of guarantee issued	282,471	1,069,169
Gorilla Taiwan [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	$ 1,126,922	2,236,725
Asteria Corporation [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Promissory note outstanding		$ 3,000,000